ASSET AND LIABILITIES HELD FOR SALE - Disclosure of detailed information about assets and liabilities held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets held for Sale
Cash and cash equivalents	$ 215.4	$ 106.4
Current inventories	62.3	36.0
Mineral properties, plant and equipment	785.9	506.2
Liabilities relating to assets held for sale
Accounts payable, accrued liabilities and other current liabilities	120.4
Income tax payable	24.3	$ 9.5
Mina Bolanitos [Member]
Assets held for Sale
Deferred income tax assets	2.0
Assets and liabilities classified as held for sale [Member] | Mina Bolanitos [Member]
Assets held for Sale
Cash and cash equivalents	8.3
Trade and other receivables	6.4
Current inventories	4.5
Mineral properties, plant and equipment	26.1
Deferred income tax assets	2.0
Other assets	0.3
Assets held for Sale	47.6
Liabilities relating to assets held for sale
Accounts payable, accrued liabilities and other current liabilities	8.1
Income tax payable	8.1
Reclamation and closure provisions	4.1
Other liabilities	1.2
Liabilities relating to assets held for sale	21.5
Net assets held for sale	$ 26.1